Long-Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 12, 2018 CNY (¥)	Aug. 18, 2015 CNY (¥)	Jan. 09, 2015 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2023 CNY (¥)	Apr. 09, 2021 CNY (¥)
Investments [Line Items]
Share of (loss) income on equity method investments					¥ (70,643)	$ (9,950)	¥ 11,073	¥ (8,084)
Proceeds from Equity Method Investment, Distribution					2,067	$ 291	1,708	0
Preferred Share Subscription Agreement [Member]
Investments [Line Items]
Issued Capital Subscribed										¥ 300,000
Class A Participating And Non Voting Shares [Member]
Investments [Line Items]
Capital Contribution								114,707
Fair Value, Option, Changes in Fair Value, Gain (Loss)					¥ 43,854		¥ 19,010
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Percentage of ownership				4.90%	2.40%	2.40%	2.40%
Share of (loss) income on equity method investments					¥ 24,227		¥ 397	5,147
Payment of equity method investment				¥ 30,000
Proceeds from Equity Method Investment, Distribution					718
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Percentage of ownership			42.70%
Share of (loss) income on equity method investments					356		3,752	11,013
Payment of equity method investment			¥ 50,000
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Percentage of ownership		5.10%
Share of (loss) income on equity method investments					1,531		286	¥ 2,453
Payment of equity method investment		¥ 30,000
Proceeds from Equity Method Investment, Distribution					¥ 1,349		¥ 2,480
Haining Yijiayi Culture Co Ltd [Member] | Preferred Share Subscription Agreement [Member]
Investments [Line Items]
cash consideration for disposal of preferred stock									¥ 25,000
ShenzenInmo Technology Co Ltd [Member]
Investments [Line Items]
Payment to acquire equity securities without readily determinable fair value	¥ 55,343